Employee Stock Ownership Plan - Schedule of Employee Stock Ownership Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Jul. 14, 2014
Postemployment Benefits [Abstract]
Allocated shares	11,285
Unallocated shares	327,275	338,560
Total ESOP shares	338,560
Fair value of unallocated shares	$ 4,003